RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Services Provided by Related Parties

During the years ended October 31, 2021 and 2020, the Company’s related parties provided selling and marketing services to the Company. The Company recognized related party selling and marketing expenses of $1,129 and $38,426 for the years ended October 31, 2021 and 2020, respectively, which have been included in selling and marketing on the accompanying consolidated statements of operations and comprehensive (loss) income.

The Company did not receive any service from any related party during the year ended October 31, 2022.

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

Office Space from Related Party

In the years ended October 31, 2022, 2021 and 2020, the Company leases office space from WDZG Consulting, which owns 100% of TRX ZJ. For the years ended October 31, 2022, 2021 and 2020, rent expense related to office leases from WDZG Consulting amounted approximately $4,000, $20,000 and $14,000, respectively, which have been included in general and administrative - other on the accompanying consolidated statements of operations and comprehensive (loss) income.

Loan to Related Party and Interest Income

On March 19, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 38,914,847 (approximately $5.6 million). This note had a maturity date of April 30, 2020. The annual interest rate for this note was 1.00%. The principal and related interest were fully collected in April 2020.

On May 1, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,260,000 (approximately $5.8 million). This note had a maturity date of August 31, 2020. The annual interest rate for the note was 4.35%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

On August 14, 2020, the Company originated a note receivable to a related party in the principal amount of RMB 40,503,802 (approximately $5.8 million). This note had a maturity date of November 11, 2020. The annual interest rate for the note was 1.90%. As of October 31, 2020, the outstanding principal and related interest were fully collected.

The Company did not make any loans to any related party in fiscal years 2022 and 2021.

The interest income related to related party notes was $102,074 for the year ended October 31, 2020 which have been included in interest income – related party on the accompanying consolidated statements of operations and comprehensive (loss) income.

Borrowings from Related Parties and Interest Expense

In fiscal year 2022, the Company borrowed $225,171 from related parties for working capital needs and repaid $225,171 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2021, the Company borrowed $2,013,818 from related parties for working capital needs and repaid $2,272,145 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

In fiscal year 2020, the Company borrowed $2,128,705 from related parties for working capital needs and repaid $2,099,420 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

NOTE 11 – RELATED PARTY TRANSACTIONS (continued)

Due from Related Party

At October 31, 2022 and 2021, due from related party consisted of the following:

Name of related party	October 31, 2022	October 31, 2021
Wei Chen (*)	$1,369	$—
	$1,369	$—

(*) Wei Chen is the Company’s manager.

The balance of due from such related party was short-term in nature, unsecured, repayable on demand, and bears no interest. Management believes that the related party receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related party at October 31, 2022. The Company historically has not experienced an uncollectible receivable from the related party.

Due to Related Parties

At October 31, 2022 and 2021, due to related parties consisted of the following:

Name of related party	October 31, 2022	October 31, 2021
WDZG Consulting	$9,449	$2,564
Fan Shen (*)	578	—
Xiangchun Ruan (*)	10,955	—
Baohai Xu	105,500	—
Kui Che (*)	48	—
	$126,530	$2,564

(*) Fan Shen, Xiangchun Ruan, Baohai Xu and Kui Che are the Company’s mangers.

The balance of due to related parties represents expenses paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.